Employee Benefit Plans - Schedule of Fair Value of Benefit Plan Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 1,598,045	$ 55,000	$ 1,796,111
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	35,110		31,987
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	35,110		25,798
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount			6,189
International Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	155,389		161,132
International Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	155,389		161,132
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2		8,464
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	2		8,464
Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	400,131		489,463
Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	400,131		489,463
Equity Funds, Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	34,014		39,797
Equity Funds, Foreign [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	34,014		39,797
Other Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	23,672		24,942
Other Corporate Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	23,672		24,942
US Government Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	93,677		109,306
US Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	93,677		109,306
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	605,487		654,269
Fixed Income Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	605,487		654,269
Life Insurance Contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	910		1,021
Life Insurance Contract [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	910		1,021
Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,348,392		1,520,381
Investment [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,230,133		1,378,923
Investment [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	117,349		140,437
Investment [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	910		1,021
US Equity Commingled Fund [Member] | Investment Measured at NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	8,180		4,690
International Equity Commingled Fund [Member] | Investment Measured at NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	67,101		96,867
US Fixed Income Commingled Fund [Member] | Investment Measured at NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	73,838		76,766
International Fixed income Commingled Fund [Member] | Investment Measured at NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,380
Private Equity Funds [Member] | Investment Measured at NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	89,797		95,760
Government Securities Commingled Fund [Member] | Investment Measured at NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	8,333
Other Investments [Member] | Investment Measured at NAV [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	1,534		1,693
Investment Measured At Net Asset Value
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	250,163		275,776
Accounts Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	3,292		1,238
Accounts Payable [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ (3,802)		$ (1,284)